Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Summary of balance sheet amounts relating to leases

	June 30,	December 31,
	2023	2022
(DKK million)
Right-of-use assets
Properties	726	523

Total right-of-use assets	726	523

Lease liabilities
Current	82	74
Non-current	721	523

Total lease liabilities	803	597

Summary of statement of comprehensive income amounts relating to leases

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)
Depreciation charge of right-of-use assets
Properties	23	16	44	31

Total depreciation charge of right-of-use assets	23	16	44	31

Interest expense	6	4	11	7